Average Annual Total Returns - PROFUND VP SHORT SMALL-CAP	None OneYear	None FiveYears	None TenYears	None Inception Date	Russell 2000® Index OneYear		Russell 2000® Index FiveYears		Russell 2000® Index TenYears
Total	(31.96%)	(16.73%)	(15.64%)	Sep. 03, 2002	19.96%	[1]	13.26%	[1]	11.20%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.